(Loss) earnings per Share (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
(Loss) earnings per Share [Abstract]
Net income (loss) available for common shareholders - basic	$ 98,976	$ (371,108)	$ (504,848)	$ (434,769)
Interest expense on convertible notes	13,125	12,540	42,025	122,268
Net income (loss) available for common shareholders - diluted	$ 112,101	$ (358,568)	$ (462,823)	$ (312,501)
Weighted average outstanding shares of common stock - basic	73,127,686	60,195,591	68,606,084	60,000,000
Effect of dilutive securities - convertible notes	4,517,283
Weighted average outstanding shares of common stock - diluted	77,644,969	60,195,591	68,606,084	60,000,000
Profit (loss) per share - basic	$ 0.0014	$ (0.0062)	$ (0.01)	$ (0.01)
Profit (loss) per share - diluted	$ 0.0014	$ (0.0062)	$ (0.01)	$ (0.01)
Antidilutive securities			0	0